FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Hedge (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Forward foreign exchange contracts | Currency risk | Cash flow hedges
Items designated as hedging instruments
Nominal amount	2,322	2,581
Carrying Amount Assets	$ 39	$ 22
Carrying Amount Liabilities	(19)	(59)
Change in fair value in OCI	41	(30)
Amounts reclassified from hedging reserve to profit or loss	$ 7	$ (6)
Interest swaps | Interest rate risk
Items designated as hedging instruments
Nominal amount		120
Carrying Amount Assets		$ 2